Commitments and Contingent Liabilities - Schedule of Future Minimum Rental Payments for Various Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013	$ 11
2014	6
2015	3
2016	2
2017	1
Thereafter	1
Total minimum rental payments	$ 24